Schedule of Investments (unaudited)	iShares® iBonds® Dec 2030 Term Muni Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Municipal Debt Obligations

Arizona — 0.7%
Maricopa County Union High School District No. 210-Phoenix
GO, 5.00%, 07/01/30	$25	$27,877

California — 14.1%
California State Public Works Board RB, 5.00%, 02/01/30	50	55,504
Los Angeles Department of Water & Power Water System
Revenue RB, 5.00%, 07/01/33	45	50,498
Los Angeles Unified School District/CA GO, Series B-1,
5.00%, 07/01/30	85	90,660
Poway Unified School District GO, 0.00%, 08/01/30(a)	100	82,466
Rancho Santiago Community College District GO, 0.00%,
09/01/30 (AGM)(a)	50	40,772
Simi Valley Unified School District GO, 0.00%, 08/01/30
(AGM)(a)	40	32,909
State of California GO
5.00%, 03/01/30	25	27,816
5.00%, 08/01/30	50	53,783
5.00%, 10/01/30	15	16,847
5.00%, 03/01/32	55	61,018
5.00%, 03/01/34	20	22,160
		534,433
Colorado — 1.2%
City of Colorado Springs Co. Utilities System Revenue RB,
5.00%, 11/15/30	40	44,860

Connecticut — 1.7%
State of Connecticut GO
4.00%, 01/15/30	25	26,228
5.00%, 11/15/30	35	39,274
		65,502
District of Columbia — 3.4%
District of Columbia Income Tax Revenue RB, 5.00%,
05/01/34	40	44,410
Washington Metropolitan Area Transit Authority Dedicated
Revenue RB, 5.00%, 07/15/30	75	83,339
		127,749
Florida — 4.0%
County of Miami-Dade Florida Aviation Revenue RB, 4.00%,
10/01/34	40	41,075
JEA Water & Sewer System Revenue RB, 5.00%, 10/01/30	50	55,819
State of Florida Department of Transportation RB, 5.00%,
07/01/30	50	55,381
		152,275
Georgia — 1.5%
Private Colleges & Universities Authority RB, 5.00%,
09/01/30	50	55,929

Illinois — 2.4%
Illinois State Toll Highway Authority RB, 5.00%, 01/01/30	15	15,947
State of Illinois GO, 5.00%, 12/01/30	70	76,865
		92,812
Indiana — 1.6%
Indiana Finance Authority RB, 5.00%, 02/01/30	35	38,025
Purdue University RB, 5.00%, 07/01/31	20	22,274
		60,299
Maine — 1.2%
Maine Municipal Bond Bank RB, 5.00%, 09/01/30	40	44,485
	Par
Security	(000)	Value

Maryland — 6.1%
County of Frederick Maryland GO, 5.00%, 10/01/30	$45	$50,649
County of Montgomery Maryland GO
4.00%, 11/01/30	45	47,938
5.00%, 08/01/30	50	56,126
State of Maryland Department of Transportation RB, 5.00%,
10/01/34	70	77,577
		232,290
Massachusetts — 1.9%
Commonwealth of Massachusetts GOL
5.00%, 07/01/30	40	44,790
Series E, 5.00%, 11/01/30	25	28,144
		72,934
Michigan — 1.0%
State of Michigan Trunk Line Revenue RB BAB, 5.00%,
11/15/30	35	39,254

Minnesota — 1.0%
County of Hennepin Minnesota GO, 5.00%, 12/01/30	35	39,391

Mississippi — 2.3%
State of Mississippi GO
5.00%, 06/01/30	30	33,325
5.00%, 06/01/32	50	55,485
		88,810
Nevada — 1.2%
County of Clark Nevada GOL, 5.00%, 06/01/30	40	43,730

New Hampshire — 2.4%
New Hampshire Municipal Bond Bank RB, 5.00%, 08/15/30	80	89,428

New Jersey — 1.4%
State of New Jersey GO, Series A, 4.00%, 06/01/30	50	52,799

New York — 12.9%
City of New York GO
5.00%, 10/01/30	20	22,186
5.00%, 08/01/32	50	55,598
Series C-1, 5.00%, 08/01/34	60	66,569
New York City Transitional Finance Authority Future Tax
Secured Revenue RB, 5.00%, 05/01/34	105	116,554
New York State Dormitory Authority RB
5.00%, 03/15/31	25	27,844
Series D, 5.00%, 02/15/33	50	55,109
New York State Thruway Authority RB, 5.00%, 03/15/30	40	44,205
New York State Urban Development Corp. RB, 5.00%,
03/15/30	50	55,339
Port Authority of New York & New Jersey RB, Series 209TH,
5.00%, 07/15/30	45	48,320
		491,724
North Carolina — 2.0%
State of North Carolina RB, 5.00%, 03/01/30	70	75,990

Ohio — 3.7%
Ohio State University (The) RB, 5.00%, 12/01/30	100	112,414
Ohio Water Development Authority RB, 5.00%, 12/01/30	25	28,134
		140,548
Oklahoma — 0.9%
Oklahoma Municipal Power Authority RB, 5.00%, 01/01/30
(AGM)	30	32,862

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Muni Bond ETF
July 31, 2024	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oregon — 1.1%
City of Portland OR Sewer System Revenue RB, 4.00%,
03/01/33	$40	$41,802
Pennsylvania — 3.3%
City of Philadelphia PA GO, 5.00%, 02/01/30	50	54,088
Commonwealth of Pennsylvania GO, 5.00%, 05/01/31	35	38,788
Pennsylvania Turnpike Commission RB, 5.00%, 12/01/30	30	33,522
		126,398
Tennessee — 1.9%
City of Memphis Tennessee GO, 5.00%, 12/01/30	35	39,260
State of Tennessee GO, 5.00%, 11/01/30	30	33,736
		72,996
Texas — 12.3%
Austin Independent School District GO, 5.00%, 08/01/30	20	22,250
County of Harris Texas Toll Road Revenue RB, 4.00%,
08/15/33	50	52,094
Dallas Fort Worth International Airport RB
5.00%, 11/01/30	115	127,774
5.00%, 11/01/31	30	33,065
Fort Worth Independent School District GO, 5.00%, 02/15/30
(PSF)	50	55,290
North Texas Municipal Water District Water System Revenue
RB, 4.00%, 09/01/30	60	62,798
Round Rock Independent School District GO, 5.00%,
08/01/30 (PSF)	25	26,716
Texas Water Development Board RB, 5.00%, 08/01/33	55	60,939
Wylie Independent School District GO, 4.00%, 08/15/32
(PSF)	25	26,238
		467,164
Virginia — 4.1%
Virginia Commonwealth Transportation Board RB, 4.00%,
09/15/34	50	52,348
Virginia Public School Authority RB, 4.00%, 10/01/30 (SAW)	50	52,876
	Par
Security	(000)	Value

Virginia (continued)
Virginia Resources Authority RB, 5.00%, 11/01/30	$45	$50,549
		155,773
Washington — 6.3%
County of King Washington Sewer Revenue RB, 4.00%,
01/01/32	75	78,092
Energy Northwest RB, 4.00%, 07/01/30	95	100,267
State of Washington GO, 5.00%, 02/01/31	40	44,183
University of Washington RB, 5.00%, 04/01/32	15	16,587
		239,129
West Virginia — 0.6%
State of West Virginia GO, 5.00%, 06/01/30	20	22,274
Total Long-Term Investments — 98.2%
(Cost: $3,702,247)		3,731,517

	Shares

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Liquidity Funds: MuniCash, 3.47%(b)(c)	24,344	24,346
Total Short-Term Securities — 0.6%
(Cost: $24,346)		24,346
Total Investments — 98.8%
(Cost: $3,726,593)		3,755,863
Other Assets Less Liabilities — 1.2%		45,053
Net Assets — 100.0%		$3,800,916

(a)	Zero-coupon bond.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/22/24	(a)	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/24	Shares Held at 07/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$—		$24,346	(b)	$—	$—	$—	$24,346	24,344	$69	$—

(a)	Commencement of operations.
(b)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2030 Term Muni Bond ETF
July 31, 2024

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$3,731,517	$—	$3,731,517
Short-Term Securities
Money Market Funds	24,346	—	—	24,346
	$24,346	$3,731,517	$—	$3,755,863

Portfolio Abbreviation

AGM	Assured Guaranty Municipal Corp.	PSF	Permanent School Fund
BAB	Build America Bond	RB	Revenue Bond
GO	General Obligation	SAW	State Aid Withholding
GOL	General Obligation Limited

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